Non-financial Liabilities (Details) - KRW (₩) ₩ in Millions	Dec. 31, 2023	Dec. 31, 2022
Miscellaneous liabilities [abstract]
Advance received, Current	₩ 5,204,113	₩ 4,544,206
Unearned revenue, Current	36,716	86,584
Deferred revenue, Current	734,825	702,430
Withholdings, Current	259,755	207,217
Others. Current	1,646,254	1,433,940
Non-financial liabilities, Current	7,881,663	6,974,377
Advance received, Non-current	288,686	284,618
Unearned revenue, Non-current	12,108	7,200
Deferred revenue, Non-current	10,814,030	10,272,415
Withholdings, Non-current	2,369	2,408
Others, Non-current	78,807	96,020
Non-financial liabilities, Non-current	₩ 11,196,000	₩ 10,662,661